Note 26 - Impairment Testing of Goodwill and Intangible Assets With Indefinite Lives	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of impairment of assets [text block]
26.	IMPAIRMENT TESTING OF GOODWILL AND INTANGIBLE ASSETS WITH INDEFINITE LIVES

Goodwill acquired through business combinations and intangible assets with indefinite lives have been allocated to one
of
five
CGUs. These units are the U.K. Consumer, North America Consumer, U.K. Commercial, and North America Commercial and the Germany division. The goodwill associated with the EdgePower acquisition was not
allocated to an operating segment for the purposes of impairment test as at
March 31, 2018.

For impairment testing, goodwill and brand have been allocated as follows as at
March 31, 2018:

	Consumer division		Commercial division		Germany	Total
	North America	UK	North America	UK
Goodwill	$128,502	$13,355	$153,421	$-	$5,395	$300,673
Brand	15,405	-	14,800	-	-	30,205
	$143,907	$13,355	$168,221	$-	$5,395	$330,878

For the year ended
March 31, 2017,
goodwill and brand were allocated to the following operating and reporting segments:

	Consumer	Commercial	Total
	2017	2017	2017
Goodwill	$146,669	$142,532	289,201
Brand	16,491	14,663	31,154
	$163,160	$157,195	320,355

Just Energy has historically performed its annual impairment test using a value-in-use, discounted cash flow projection model. The change in the goodwill impairment model was made for the purpose of reducing the amount of unobservable inputs and did not
avoid or delay an impairment charge. Just Energy considers the relationship between its market capitalization and its book value, among other factors, when reviewing for indicators of impairment. As at
March 31, 2018,
the market capitalization of Just Energy was above the book value of its equity.

The recoverable amount of each of the CGUs has been determined based on a fair value less costs of disposal model using actual EBITDA of the operating segment multiplied by the entity’s EBITDA multiple. The EBITDA multiple and the EBITDA of the CGU that has been utilized in the fair value less costs to disposal model are consistent with external sources of information and are considered a Level
2
input within the fair value hierarchy.

The EBITDA multiple is derived from the expected return on investment by Just Energy’s investors which equated to
8.5
for the year ended
March 31, 2018.
A
5%
decrease in the EBITDA multiple would
not
have an impact on the results of the impairment test.